Revenue Recognition - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue Recognition
Total revenue	$ 62,565	$ 46,252	$ 27,583
United States
Revenue Recognition
Total revenue	42,993	33,237	23,997
International
Revenue Recognition
Total revenue	19,572	13,015	3,586
Product
Revenue Recognition
Total revenue	47,868	38,347	25,081
Subscription
Revenue Recognition
Total revenue	$ 14,697	$ 7,905	$ 2,502